Limited Term New York Municipal Fund

Oppenheimer Currency Opportunities Fund

Oppenheimer Limited Term California Municipal Fund

Oppenheimer Limited-Term Government Fund

Oppenheimer Limited Term Municipal Fund

Oppenheimer Rochester® Short Term Municipal Fund

Rochester Intermediate Term Municipal Fund

Summary Prospectus Supplement dated February 1, 2012

This supplement amends the Summary Prospectus of each of the above referenced funds (each a "Fund") and is in addition to any other supplement(s):

(Oppenheimer Rochester® Short Term Municipal Fund)

Effective April 1, 2012, the following changes are made to each Fund's Summary Prospectus:

The Maximum Sales Charge for Class A shares shown in the Shareholder Fees table under the section titled "Fees and Expenses of the Fund" is revised as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A
Maximum Sales Charge (Load) imposed on purchases (as a % of offering price) (Oppenheimer Rochester® Short Term Municipal Fund)	2.25%